Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Sale, leases and services receivables	$ 38,453	$ 35,458
Less: Allowance for doubtful accounts	(3,735)	(2,653)
Total trade receivables	34,718	32,805
Prepaid expenses	13,496	7,982
Borrowings, deposits and others	10,029	4,119
Advances to suppliers	1,009	1,295
Tax receivables	804	637
Others	215	3,063
Total other receivables	25,553	17,096
Total trade and other receivables	60,271	49,901
Non-current	23,128	17,680
Current	37,143	32,221
Total	$ 60,271	$ 49,901